Supplement dated January 31, 2020
to the Prospectus of the following fund (the Fund):
Fund	Prospectus Dated
Columbia Funds Series Trust I
Columbia Emerging Markets Fund	1/1/2020
Effective immediately, the portfolio manager information under the caption “Fund Management” in the "Summary of the Fund" section of the Prospectus is hereby superseded and replaced with the following:

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Dara White, CFA	Senior Portfolio Manager	Lead Portfolio Manager	2008
Robert Cameron	Senior Portfolio Manager	Portfolio Manager	2008
Young Kim	Senior Portfolio Manager	Portfolio Manager	2015
Perry Vickery, CFA	Senior Portfolio Manager	Portfolio Manager	2017
Derek Lin, CFA	Portfolio Manager	Portfolio Manager	January 2020
 Effective immediately, the portfolio manager information under the caption “Primary Service Providers - Portfolio Managers” in the "More Information About the Fund" section of the Prospectus is hereby superseded and replaced with the following:
Portfolio Managers
Information about the portfolio managers primarily responsible for overseeing the Fund’s investments is shown below. The SAI provides additional information about the portfolio managers, including information relating to compensation, other accounts managed by the portfolio managers, and ownership by the portfolio managers of Fund shares.

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Dara White, CFA	Senior Portfolio Manager	Lead Portfolio Manager	2008
Robert Cameron	Senior Portfolio Manager	Portfolio Manager	2008
Young Kim	Senior Portfolio Manager	Portfolio Manager	2015
Perry Vickery, CFA	Senior Portfolio Manager	Portfolio Manager	2017
Derek Lin, CFA	Portfolio Manager	Portfolio Manager	January 2020
Mr. White joined one of the Columbia Management legacy firms or acquired business lines in 2006. Mr. White began his investment career in 1998 and earned a B.S. in Finance and a B.S. in Marketing from Boston College.
Mr. Cameron joined one of the Columbia Management legacy firms or acquired business lines in 2008. He was a portfolio manager and managing member of Cameron Global Investments LLC during the period 2003 to 2008. Mr. Cameron began his investment career in 1983 and earned a B.A. from the University of Toronto.
Mr. Kim joined the Investment Manager in 2011. Prior to joining the Investment Manager, Mr. Kim served as a senior equity analyst at Marathon Asset Management and Galleon Asia Management and worked in various operating and engineering roles in the technology industry. Mr. Kim began his investment career in 2005 and earned a B.S. and M.S. in engineering from Massachusetts Institute of Technology and an M.B.A. from Harvard Business School.
Mr. Vickery joined the Investment Manager in 2010. Mr. Vickery began his investment career in 2006 and earned a B.B.A. at the University of Georgia and an MBA from the Kellogg School of Management at Northwestern University.
Mr. Lin joined the Investment Manager in 2019. Prior to joining the Investment Manager, Mr. Lin worked as a senior analyst at Yulan Capital, LLC Group and previously worked as an analyst at Surveyor Capital (Citadel, LLC.), Merchants’ Gate Capital, LP and J.P. Morgan Securities. Mr. Lin began his investment career in 2006 and earned a Bachelor of Commerce degree from Queen’s University and an MBA from the Wharton School, University of Pennsylvania.
Shareholders should retain this Supplement for future reference.
SUP142_08_005_(01/20)

Supplement dated January 31, 2020
to the Prospectus of the following fund (the Fund):
Fund	Prospectus Dated
Columbia Funds Series Trust I
Columbia Greater China Fund	1/1/2020
Effective immediately, the portfolio manager information under the caption “Fund Management” in the "Summary of the Fund" section of the Prospectus is hereby superseded and replaced with the following:

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Dara White, CFA	Senior Portfolio Manager	Co-manager	2019
Derek Lin, CFA	Portfolio Manager	Co-manager	January 2020
 Effective immediately, the portfolio manager information under the caption “Primary Service Providers - Portfolio Managers” in the "More Information About the Fund" section of the Prospectus is hereby superseded and replaced with the following:
Portfolio Managers
Information about the portfolio managers primarily responsible for overseeing the Fund’s investments is shown below. The SAI provides additional information about the portfolio managers, including information relating to compensation, other accounts managed by the portfolio managers, and ownership by the portfolio managers of Fund shares.

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Dara White, CFA	Senior Portfolio Manager	Co-manager	2019
Derek Lin, CFA	Portfolio Manager	Co-manager	January 2020
Mr. White joined one of the Columbia Management legacy firms or acquired business lines in 2006. Mr. White began his investment career in 1998 and earned a B.S. in Finance and a B.S. in Marketing from Boston College.
Mr. Lin joined the Investment Manager in 2019. Prior to joining the Investment Manager, Mr. Lin worked as a senior analyst at Yulan Capital, LLC Group and previously worked as an analyst at Surveyor Capital (Citadel, LLC.), Merchants’ Gate Capital, LP and J.P. Morgan Securities. Mr. Lin began his investment career in 2006 and earned a Bachelor of Commerce degree from Queen’s University and an MBA from the Wharton School, University of Pennsylvania.
Shareholders should retain this Supplement for future reference.
SUP158_08_002_(01/20)

Supplement dated January 31, 2020
to the Prospectus of the following fund (the Fund):
Fund	Prospectus Dated
Columbia Funds Series Trust I
Columbia Pacific/Asia Fund	8/1/2019
Effective immediately, the portfolio manager information under the caption “Fund Management” in the "Summary of the Fund" section of the Prospectus is hereby superseded and replaced with the following:

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Daisuke Nomoto, CMA (SAAJ)	Senior Portfolio Manager	Lead Portfolio Manager	2008
Christine Seng, CFA	Portfolio Manager	Portfolio Manager	2014
 Effective immediately, the portfolio manager information under the caption “Primary Service Providers - Portfolio Managers” in the "More Information About the Fund" section of the Prospectus is hereby superseded and replaced with the following:
Portfolio Managers
Information about the portfolio managers primarily responsible for overseeing the Fund’s investments is shown below. The SAI provides additional information about the portfolio managers, including information relating to compensation, other accounts managed by the portfolio managers, and ownership by the portfolio managers of Fund shares.

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Daisuke Nomoto, CMA (SAAJ)	Senior Portfolio Manager	Lead Portfolio Manager	2008
Christine Seng, CFA	Portfolio Manager	Portfolio Manager	2014
Mr. Nomoto joined one of the Columbia Management legacy firms or acquired business lines in 2005. Mr. Nomoto began his investment career in 1993 and earned a B.A. from Shiga University, Japan.
Ms. Seng joined Threadneedle, a Participating Affiliate, in 2013 as a Portfolio Manager. Prior to joining Threadneedle, Ms. Seng was a Portfolio Manager at Nikko Asset Management Singapore Ltd. Ms. Seng began her investment career in 1999 and earned a Business degree from Nanyang Technological University in Singapore.
Shareholders should retain this Supplement for future reference.
SUP209_03_003_(01/20)